RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26.  RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel comprises members of the Board of Directors and key senior managers of the Corporation and its main subsidiaries. Their compensation is as follows:

	2022	2021	2020
Salaries and short-term benefits	$2.7	$3.2	$5.6
Share-based compensation	0.5	(1.3)	1.2
Termination and other long-term benefits	0.6	0.9	0.3
	$3.8	$2.8	$7.1

26.  RELATED PARTY TRANSACTIONS (continued)

Operating transactions

During the years ended December 31, 2022, 2021 and 2020, the Corporation incurred expenses with affiliated corporations, which are included in purchase of goods and services, and acquired property, plant and equipment and intangible assets from affiliated corporations. The Corporation also made sales to affiliated corporations.  These transactions were accounted for at the consideration agreed between parties.

	2022	2021	2020
Ultimate parent and parent corporation
Revenues	$0.4	$0.4	$0.4
Purchase of goods and services	10.2	10.2	9.6
Operating expenses recovered	(2.0)	(2.3)	(1.4)

Corporations under common control
Revenues	4.7	5.3	4.9
Purchase of goods and services	112.3	109.7	95.7
Operating expenses recovered	(0.7)	0.4	1.4

Other affiliated corporations
Purchase of goods and services	21.9	10.6	5.6
Acquisition of property, plant and equipment and intangible assets	8.6	4.6	—

Management arrangements

The Corporation pays annual management fees to the parent corporation for services rendered to the Corporation, including internal audit, legal and corporate, financial planning and treasury, tax, real estate, human resources, risk management, public relations and other services. Management fees amounted to $27.2 million in 2022 ($40.5 million in 2021 and $41.0 million in 2020). In addition, the parent corporation is entitled to the reimbursement of out-of-pocket expenses incurred in connection with the services provided under the agreement. These transactions were accounted for at the consideration agreed between the parties.

Accounts receivable from affiliated corporations

	2022	2021
Ultimate parent and parent corporation
Accounts receivable	$2.4	$2.8
Dividends receivable	5.0	5.0
Interest receivable	2.6	2.5

Corporations under common control
Accounts receivable	3.6	7.5
	$13.6	$17.8

26.  RELATED PARTY TRANSACTIONS (continued)

Accounts payable to affiliated corporations

	2022	2021
Ultimate parent and parent corporation
Accounts payable	$55.4	$21.2
Interest payable	5.0	5.0

Corporations under common control
Accounts payable	35.1	63.0
	$95.5	89.2

Promissory note receivable

The Corporation has a $160.0 million promissory note receivable from Quebecor Media bearing interest at 4.90%.

Tax consolidation transactions

	2022	2021
Investment in an affiliated corporation[1]	$1,595.0	$1,595.0
Subordinated loan from the parent corporation[2]	(1,595.0)	(1,595.0)
1	Investment in 1,595,000 preferred shares, Series C, of 9346-9963 Quebec Inc., a subsidiary of Quebecor Media Inc., carrying the right to receive an annual dividend of 9.6%, payable semi-annually.
2	Subordinated loan of $1,595.0 million from Quebecor Media Inc., bearing interest at a rate of 9.5%, payable semi-annually, and maturing on February 27, 2048.

On November 12, 2020, the Corporation contracted a subordinated loan of $1,700.0 million from Quebecor Media inc, bearing interest at a rate of 9.0%, payable semi-annually, and maturing on November 12, 2050. On the same day, the Corporation invested the total proceeds of $1,700.0 million into 1,700,000 preferred shares, Series L, of 9346-9963 Quebec Inc. These shares carry the right to receive an annual dividend of 9.1%, payable semi-annually.

On December 18, 2020, 9346-9963 Quebec Inc. redeemed 1,700,000 preferred shares, Series L for a total cash consideration of $1,700.0 million. On the same day, the Corporation used the total proceeds of $1,700.0 million to repay its subordinated loans contracted from Quebecor Media Inc.

On October 1, 2021, the Corporation contracted a subordinated loan of $1,473.0 million from Quebecor Media inc, bearing interest at a rate of 8.5%, payable semi-annually, and maturing on October 1, 2051. On the same day, the Corporation invested the total proceeds of $1,473.0 million into 1,473,000 preferred shares, Series M, of 9346-9963 Quebec Inc. These shares carry the right to receive an annual dividend of 8.6%, payable semi-annually.

On December 10, 2021, 9346-9963 Quebec Inc. redeemed 1,473,000 preferred shares, Series M for a total cash consideration of $1,473.0 million. On the same day, the Corporation used the total proceeds of $1,473.0 million to repay its subordinated loans contracted from Quebecor Media Inc.

On October 17, 2022, the Corporation contracted a subordinated loan of $2,113.0 million from Quebecor Media inc, bearing interest at a rate of 10.5%, payable semi-annually, and maturing on October 17, 2052. On the same day, the Corporation invested the total proceeds of $2,113.0 million into 2,113,000 preferred shares, Series N, of 9346-9963 Quebec Inc. These shares carry the right to receive an annual dividend of 10.6%, payable semi-annually.

26.  RELATED PARTY TRANSACTIONS (continued)

Tax consolidation transactions (continued)

On December 7, 2022, 9346-9963 Quebec Inc. redeemed 2,113,000 preferred shares, Series N for a total cash consideration of $2,113.0 million. On the same day, the Corporation used the total proceeds of $2,113.0 million to repay its subordinated loan contracted from Quebecor Media Inc.

All these transactions were carried out for tax consolidation purposes of Quebecor Media Inc. and its subsidiaries.